Fees Summary	Nov. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,402,000
Previously Paid Amount	0.00
Total Fee Amount	208.97
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 208.97
Narrative - Max Aggregate Offering Price	$ 2,402,000.00
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true